S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Oct. 08, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Procter Hug IV
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	Chief Executive Officer